LONG-TERM DEBT - Principal repayments of long-term debt (Details) $ in Millions	Dec. 31, 2022 CAD ($)
LONG-TERM DEBT
Long-term debt	$ 5,356.6
2024
LONG-TERM DEBT
Long-term debt	813.2
2025
LONG-TERM DEBT
Long-term debt	400.0
2026
LONG-TERM DEBT
Long-term debt	452.5
2027
LONG-TERM DEBT
Long-term debt	813.2
2028 and thereafter
LONG-TERM DEBT
Long-term debt	$ 2,877.7